Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

August 31, 2020

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AdvisorShares Trust (File Nos. 333–157876 and 811–22110)

Ladies and Gentlemen:

On behalf of AdvisorShares Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A (“PEA No. 163”). The purpose of PEA No. 163 is to reflect changes to (i) the investment objective of the AdvisorShares Dorsey Wright ADR ETF and (ii) the principal investment strategy of the AdvisorShares Focused Equity ETF and of the AdvisorShares Vice ETF.

If you have questions, please do not hesitate to contact me at (202) 373-6091.

Sincerely,

/s/Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001